Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net earnings	$ 543,236	$ 292,270	$ 1,125,280	$ 546,254
Items that will not be reclassified to net earnings
(Loss) gain on LTIs - common shares held	(17,090)	40,520	46,373	66,681
Income tax (expense) recovery related to LTIs	2,307	(3,945)	(6,260)	(6,295)
Total other comprehensive (loss) income	(14,783)	36,575	40,113	60,386
Total comprehensive income	$ 528,453	$ 328,845	$ 1,165,393	$ 606,640